Note 6 - Summary of Long-term Debt (Details) - USD ($)	Sep. 30, 2016	Dec. 31, 2015
Xingang Shipping Ltd. / Alcinoe Shipping Ltd Borrower [Member]
Bank Loans	$ 1,103,915	$ 1,276,040
Manolis Shipping Ltd. Borrower [Member]
Bank Loans		4,500,000
Saf-Concord Shipping Ltd. Borrower [Member]
Bank Loans		3,250,000
Pantelis Shipping Corp. Borrower [Member]
Bank Loans	4,840,000	5,120,000
Noumea Shipping Ltd. Borrower [Member]
Bank Loans	7,080,000	7,800,000
Eirini Shipping Ltd. [Member]
Bank Loans	12,850,000	13,200,000
Eternity Shipping Company [Member]
Bank Loans		5,375,000
Allendale Investments S.A. [Member]
Bank Loans	13,580,000
Kamsarmax One Shipping Ltd. [Member]
Bank Loans	13,333,000
Bank Loans	52,786,915	40,521,040
Less: Current portion	(5,464,000)	(14,810,000)
Long-term portion	47,322,915	25,711,040
Deferred Charges, current portion	146,649	124,234
Deferred charges, long-term portion	312,258	158,338
Long-term debt, current portion net of deferred charges	5,317,351	14,685,766
Long-term debt, long-term portion net of deferred charges	$ 47,010,657	$ 25,552,702